Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity File Number	000-55648
Entity Registrant Name	Innovative Payment Solutions, Inc.
Entity Central Index Key	0001591913
Entity Tax Identification Number	33-1230229
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	56B 5th Ave
Entity Address, Address Line Two	Lot 1.
Entity Address, City or Town	Carmel by the Sea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93921
City Area Code	(866)
Local Phone Number	477-4729
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false